CONCENTRATIONS OF RISKS (Details Narrative) - Goodvision Inc [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
ConcentrationOfRiskLineItem [Line Items]
Accounts receivable allowance for credit losses
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage					100.00%	100.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	47.10%		32.80%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	28.90%		30.60%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Three [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	11.50%		21.80%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Four [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	10.60%		13.40%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Vendor Customers [Member]
ConcentrationOfRiskLineItem [Line Items]
Aggregate risk percentage	68.60%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage			55.50%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage			39.50%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor One [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	18.00%	63.50%	33.20%	83.90%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor Two [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	16.20%	36.50%	14.30%	16.10%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor Three [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	12.30%		10.10%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor Four [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	11.10%		10.10%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor Five [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	11.00%